Consolidated Statements Of Comprehensive Income ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 123,675	$ 17,931	¥ 124,493	¥ 107,074
Operating costs and expenses:
Cost of revenues		63,935	9,269	64,314	55,158
Selling, general and administrative		20,514	2,975	24,723	18,063
Research and development		23,315	3,380	24,938	19,513
Total operating costs and expenses		107,764	15,624	113,975	92,734
Operating profit		15,911	2,307	10,518	14,340
Other income (loss):
Interest income		6,245	905	5,551	5,358
Interest expense		(2,913)	(422)	(3,421)	(3,103)
Foreign exchange (loss) gain, net		(1,484)	(215)	100	(660)
Share of losses from equity method investments		(1,910)	(277)	(932)	(2,248)
Others, net		(5,737)	(832)	(1,038)	9,403
Total other income (loss), net		(5,799)	(841)	260	8,750
Income before income taxes		10,112	1,466	10,778	23,090
Income taxes		2,578	374	3,187	4,064
Net income		7,534	1,092	7,591	19,026
Less: net loss attributable to noncontrolling interests		(25)	(4)	(2,635)	(3,446)
Net income attributable to Baidu, Inc.		7,559	1,096	10,226	22,472
Other comprehensive income (loss):
Foreign currency translation adjustments		(751)	(109)	(88)	1,936
Unrealized losses on available-for-sale investments, net of reclassification		(392)	(57)	(190)	(161)
Unrealized gains on derivatives		1,266	184	149	0
Other comprehensive income (loss), net of tax		123	18	(129)	1,775
Comprehensive income		7,657	1,110	7,462	20,801
Less: comprehensive loss attributable to noncontrolling interests		(456)	(66)	(2,557)	(3,253)
Comprehensive income attributable to Baidu, Inc.		¥ 8,113	$ 1,176	¥ 10,019	¥ 24,054
Common Class A and Class B
Earnings per shares:
Basic | (per share)	[1]	¥ 2.5	$ 0.36	¥ 3.58	¥ 8.19
Diluted | (per share)	[1]	¥ 2.48	$ 0.36	¥ 3.51	¥ 8.12
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[1]	2,782	2,782	2,758	2,732
Diluted	[1]	2,809	2,809	2,814	2,756
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	[2]	¥ 2.5	$ 0.36	¥ 3.58	¥ 8.19
Diluted | (per share)	[2]	¥ 2.48	$ 0.36	¥ 3.51	¥ 8.12
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[2]	2,232	2,232	2,198	2,158
Diluted	[2]	2,809	2,809	2,814	2,756
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	[1]	¥ 20.02	$ 2.9	¥ 28.64	¥ 65.54
Diluted | (per share)	[1]	¥ 19.85	$ 2.88	¥ 28.07	¥ 64.98
Online Marketing Services
Revenues:
Total revenues		¥ 74,711	$ 10,832	¥ 80,695	¥ 72,840
Others
Revenues:
Total revenues		¥ 48,964	$ 7,099	¥ 43,798	¥ 34,234

[1]	Basic and diluted earnings per share and the number of shares for the year ended December 31, 2020 had been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 22.
[2]	Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the year ended December 31, 2020 had been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.